Defined Benefit Plan	3 Months Ended
Mar. 31, 2024
Defined Benefit Plan [Abstract]
Defined Benefit Plan

Note 14 — Defined Benefit Plan

Proteomedix sponsors a defined benefit pension plan (the “Swiss Plan”) covering certain eligible employees. The Swiss Plan provides retirement benefits based on years of service and compensation levels.

The following significant actuarial assumptions were used in calculating the benefit obligation and the net periodic benefit cost as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Discount rate	1.45%	1.45%
Expected long-term rate of return on plan assets	1.45%	1.45%
Rate of compensation increase	3.00%	3.00%

Changes in these assumptions may have a material impact on the plan’s obligations and costs.

The components of net periodic benefit cost for the three months ended March 31, 2024, which is included within selling, general and administrative expenses in the accompanying condensed consolidated statements of operations and comprehensive loss, are as follows:

Service cost	$24,650
Interest cost	7,558
Expected return on plan assets	(23,495)
Amortization of net (gain)	(15,446)
Total	$(6,733)

During the three months ended March 31, 2024, the Company made pension contributions of approximately $21,400.